Other reserves (Tables)	12 Months Ended
Dec. 31, 2024
Share Capital, Reserves And Other Equity Interest [Abstract]
Summary of Other Reserves Attributable to Royal Dutch Shell plc Shareholders

	$ million
	Merger reserve	Share premium reserve	Capital redemption reserve	Share plan reserve	Accumulated other comprehensive income	Total
At January 1, 2024	37,298	154	236	1,308	(17,851)	21,145
Other comprehensive income attributable to Shell plc shareholders	—	—	—	—	(1,715)	(1,715)
Transfer from other comprehensive income	—	—	—	—	193	193
Repurchases of shares	—	—	34	—	—	34
Share-based compensation	—	—	—	109	—	109
At December 31, 2024	37,298	154	270	1,417	(19,373)	19,766
At January 1, 2023	37,298	154	196	1,140	(17,656)	21,132
Other comprehensive income attributable to Shell plc shareholders	—	—	—	—	(83)	(83)
Transfer from other comprehensive income	—	—	—	—	(112)	(112)
Repurchases of shares	—	—	40	—	—	40
Share-based compensation	—	—	—	168	—	168
At December 31, 2023	37,298	154	236	1,308	(17,851)	21,145
At January 1, 2022	37,298	154	139	964	(19,646)	18,909
Other comprehensive loss attributable to Shell plc shareholders	—	—	—	—	2,024	2,024
Transfer from other comprehensive income	—	—	—	—	(34)	(34)
Repurchases of shares	—	—	57	—	—	57
Share-based compensation	—	—	—	176	—	176
At December 31, 2022	37,298	154	196	1,140	(17,656)	21,132

Summary of Accumulated Other Comprehensive Income Attributable to Royal Dutch Shell plc Shareholders
Accumulated other comprehensive income comprises the following:

Accumulated other comprehensive income attributable to Shell plc shareholders

								$ million
	Currency translation differences	Equity instruments remeasurements	Debt instruments remeasurements	Cash flow hedging (losses)/gains	Net investment hedging (losses)/gains	Deferred cost of hedging	Retirement benefits remeasurements	Total
At January 1, 2024	(11,213)	73	(34)	(451)	(2,008)	(174)	(4,044)	(17,851)
Recognised in other comprehensive income	(4,574)	(7)	20	211	—	(137)	1,854	(2,633)
Reclassified to income	1,256	—	16	29	—	24	—	1,325
Reclassified to the balance sheet	—	—	(11)	32	—	—	—	21
Reclassified to retained earnings	—	(182)	—	—	—	—	375	193
Tax on amounts recognised/reclassified	70	35	(20)	(56)	—	40	(447)	(378)
Total, net of tax	(3,248)	(154)	5	216	—	(73)	1,782	(1,472)
Share of joint ventures and associates	(42)	43	—	(76)	—	—	4	(71)
Other comprehensive (loss)/income for the period	(3,290)	(111)	5	140	—	(73)	1,786	(1,543)
Less: non-controlling interest	21	(2)	—	—	—	—	2	21
Attributable to Shell plc shareholders	(3,269)	(113)	5	140	—	(73)	1,788	(1,522)
At December 31, 2024	(14,482)	(40)	(29)	(311)	(2,008)	(247)	(2,256)	(19,373)
At January 1, 2023	(12,590)	487	(75)	(524)	(1,964)	(26)	(2,964)	(17,656)
Recognised in other comprehensive income	1,393	(67)	33	(196)	(44)	(273)	(1,088)	(242)
Reclassified to income	1	—	9	162	—	61	—	233
Reclassified to the balance sheet	—	—	(1)	117	—	1	—	117
Reclassified to retained earnings	—	(112)	—	—	—	—	—	(112)
Tax on amounts recognised/reclassified	3	(32)	—	(12)	—	63	5	27
Total, net of tax	1,397	(211)	41	71	(44)	(148)	(1,083)	23
Share of joint ventures and associates	16	(202)	—	2	—	—	1	(183)
Other comprehensive income/(loss) for the period	1,413	(413)	41	73	(44)	(148)	(1,082)	(160)
Less: non-controlling interest	(36)	(1)	—	—	—	—	2	(35)
Attributable to Shell plc shareholders	1,377	(414)	41	73	(44)	(148)	(1,080)	(195)
At December 31, 2023	(11,213)	73	(34)	(451)	(2,008)	(174)	(4,044)	(17,851)
At January 1, 2022	(9,563)	1,294	3	(536)	(2,144)	(226)	(8,474)	(19,646)
Recognised in other comprehensive income	(3,422)	(524)	(90)	426	180	64	6,982	3,616
Reclassified to income	437	—	12	(636)	—	81	—	(106)
Reclassified to the balance sheet	—	—	—	(81)	—	—	—	(81)
Reclassified to retained earnings	—	(32)	—	—	—	—	(2)	(34)
Tax on amounts recognised/reclassified	(1)	33	—	59	—	55	(1,516)	(1,370)
Total, net of tax	(2,986)	(523)	(78)	(232)	180	200	5,464	2,025
Share of joint ventures and associates	30	(283)	—	244	—	—	30	21
Other comprehensive income/(loss) for the period	(2,956)	(806)	(78)	12	180	200	5,494	2,046
Less: non-controlling interest	(71)	(1)	—	—	—	—	16	(56)
Attributable to Shell plc shareholders	(3,027)	(807)	(78)	12	180	200	5,510	1,990
At December 31, 2022	(12,590)	487	(75)	(524)	(1,964)	(26)	(2,964)	(17,656)